UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03757

Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	02/28/18

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Bond Fund
February 28, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8%
California - 99.1%
ABAG Finance Authority for Nonprofit
Corporations,
Revenue (Sharp HealthCare)	6.00	8/1/30	5,000,000		5,605,700
ABAG Finance Authority for Nonprofit
Corporations,
Revenue (Sharp HealthCare)	5.00	8/1/43	3,000,000		3,292,980
Alameda Corridor Transportation
Authority,
Second Subordinate Lien Revenue	5.00	10/1/37	1,650,000		1,839,800
Allan Hancock Joint Community College,
GO (Convertible CABS-Election of
2006)	0.00	8/1/47	11,375,000	[a]	7,066,036
Anaheim Community Facilities District
Number 08-1,
Special Tax Revenue (Platinum
Triangle)	4.00	9/1/41	5,250,000		5,360,092
Anaheim Community Facilities District
Number 08-1,
Special Tax Revenue (Platinum
Triangle)	4.00	9/1/46	2,000,000		2,034,640
California,
GO (Various Purpose)	5.25	2/1/29	13,835,000		15,641,989
California,
GO (Various Purpose)	5.00	10/1/29	2,750,000		2,758,140
California,
GO (Various Purpose)	5.25	3/1/30	15,000,000		16,084,200
California,
GO (Various Purpose)	5.25	9/1/31	25,000,000		27,910,750
California,
GO (Various Purpose)	5.25	9/1/32	19,500,000		21,742,305
California,
GO (Various Purpose)	5.25	10/1/32	9,170,000		10,245,182
California,
GO (Various Purpose)	6.00	3/1/33	3,000,000		3,258,450
California,
GO (Various Purpose)	6.50	4/1/33	30,000,000		31,638,000
California,
GO (Various Purpose)	5.50	11/1/35	10,000,000		10,963,400
California,
GO (Various Purpose)	5.00	8/1/36	7,000,000		8,022,840
California,
GO (Various Purpose)	5.00	9/1/36	10,000,000		11,474,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.1% (continued)
California,
GO (Various Purpose)	5.00	2/1/38	5,000,000	5,500,450
California,
GO (Various Purpose)	5.50	3/1/40	17,500,000	18,782,575
California Communities Development
Authority,
Revenue, Refunding (Front Porch
Communities & Services)	5.00	4/1/47	1,250,000	1,383,475
California County Tobacco Securitization
Agency,
Tobacco Settlement Asset-Backed
Refunding Bonds (Kern County
Tobacco Funding Corporation)	5.00	6/1/34	5,000,000	5,474,300
California Education Facilities Authority,
Revenue (Loma Linda University)	5.00	4/1/36	3,845,000	4,354,193
California Education Facilities Authority,
Revenue (Loma Linda University)	5.00	4/1/37	1,500,000	1,694,865
California Educational Facilities
Authority,
Revenue (Chapman University)	5.00	4/1/40	5,000,000	5,512,750
California Educational Facilities
Authority,
Revenue (Chapman University)	5.00	4/1/45	2,305,000	2,533,771
California Educational Facilities
Authority,
Revenue (Occidental College)	5.00	10/1/45	500,000	558,360
California Educational Facilities
Authority,
Revenue (Pepperdine University)	5.00	9/1/45	5,000,000	5,588,650
California Educational Facilities
Authority,
Revenue (Pooled College and
University Projects) (Escrowed to
Maturity)	5.63	7/1/23	105,000	115,151
California Health Facilities Authority,
Revenue, Refunding (Stanford Health
Care)	5.00	11/15/37	3,360,000	3,879,086
California Health Facilities Financing
Authority,
Revenue (Adventist Health
System/West)	4.00	3/1/39	2,925,000	2,995,463
California Health Facilities Financing
Authority,
Revenue (Children's Hospital)	5.00	8/15/47	2,000,000	2,224,320
California Health Facilities Financing
Authority,
Revenue (City of Hope)	5.00	11/15/24	1,600,000	1,811,296

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.1% (continued)
California Health Facilities Financing
Authority,
Revenue (Lucie Salter Packard
Children's Hospital at Sanford)	5.00	7/1/37	590,000	[b]	654,682
California Health Facilities Financing
Authority,
Revenue (Lucie Salter Packard
Children's Hospital at Sanford)	5.00	7/1/47	875,000	[b]	961,476
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services)	5.00	10/1/30	3,500,000		3,999,800
California Health Facilities Financing
Authority,
Revenue (Providence Health and
Services)	5.00	10/1/31	4,430,000		5,064,730
California Health Facilities Financing
Authority,
Revenue (Rady Children's Hospital -
San Diego)	5.25	8/15/41	8,500,000		9,122,285
California Health Facilities Financing
Authority,
Revenue (Saint Joseph Health System)	5.00	7/1/37	7,500,000		8,354,775
California Health Facilities Financing
Authority,
Revenue (Scripps Health)	5.00	11/15/36	7,525,000		7,926,985
California Health Facilities Financing
Authority,
Revenue (Stanford Hospital and Clinics)	5.00	8/15/42	1,000,000		1,102,940
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.00	11/15/30	750,000		871,478
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.25	8/15/31	3,500,000		3,891,265
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.00	11/15/31	1,150,000		1,332,793
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.00	8/15/43	2,000,000		2,251,120
California Health Facilities Financing
Authority,
Revenue (Sutter Health)	5.00	11/15/46	12,275,000		13,782,615
California Infrastructure and Economic
Development Bank,
Revenue (Academy of Motion Pictures
Arts and Sciences Obligated Group)	5.00	11/1/41	2,250,000		2,510,010

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.1% (continued)
California Municipal Finance Authority,
Charter School Revenue (The Palmdale
Aerospace Academy Project)	5.00	7/1/41	1,750,000	[b]	1,771,280
California Municipal Finance Authority,
Charter School Revenue (The Palmdale
Aerospace Academy Project)	5.00	7/1/46	1,670,000	[b]	1,685,715
California Municipal Finance Authority,
Revenue (Biola University)	5.00	10/1/39	1,000,000		1,141,280
California Municipal Finance Authority,
Revenue (California Baptist University)	5.00	11/1/46	2,500,000	[b]	2,671,875
California Municipal Finance Authority,
Revenue (Channing House Project)	5.00	5/15/47	2,500,000		2,851,450
California Municipal Finance Authority,
Revenue (Community Medical Centers)	5.00	2/1/36	1,000,000		1,107,520
California Municipal Finance Authority,
Revenue (Community Medical Centers)	5.00	2/1/37	1,000,000		1,103,500
California Municipal Finance Authority,
Revenue (Eisenhower Medical Center)	5.00	7/1/36	1,100,000		1,242,472
California Municipal Finance Authority,
Revenue (Eisenhower Medical Center)	5.00	7/1/37	1,000,000		1,126,960
California Municipal Finance Authority,
Revenue (Eisenhower Medical Center)	5.00	7/1/42	2,500,000		2,796,200
California Municipal Finance Authority,
Revenue (Eisenhower Medical Center)	5.00	7/1/42	3,500,000		3,914,645
California Municipal Finance Authority,
Student Housing Revenue (Bowles Hall
Foundation)	5.00	6/1/50	1,500,000		1,617,945
California Pollution Control Financing
Authority,
Revenue (San Jose Water Company
Project)	5.10	6/1/40	5,500,000		5,877,685
California Pollution Control Financing
Authority,
Water Facilities Revenue (American
Water Capital Corporation Project)	5.25	8/1/40	7,500,000	[b]	8,031,075
California Public Finance Authority,
Revenue (Henry Mayo Newhall
Hospital)	5.00	10/15/47	3,000,000		3,246,330
California Public Finance Authority,
Revenue, Refunding (Sharp Healthcare)	5.00	8/1/47	4,000,000		4,552,760
California Public Finance Authority,
University Housing Revenue (NCCD-
Claremont Properties LLC-Claremont
Colleges Project)	5.00	7/1/47	1,000,000	[b]	1,078,800
California School Finance Authority,
Charter School Revenue (Aspire Public
Schools - Obligated Group)	5.00	8/1/41	1,750,000	[b]	1,892,748

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.1% (continued)
California School Finance Authority,
School Facility Revenue (Alliance for
College-Ready Public Schools Projects)	5.00	7/1/45	3,500,000	[b]	3,768,660
California State Public Works Board,
LR (Department of Corrections and
Rehabilitation) (Various Correctional
Facilities)	5.00	9/1/26	5,000,000		5,794,050
California State Public Works Board,
LR (Judicial Council of California)
(Various Judicial Council Projects)	5.00	12/1/31	10,000,000		11,001,500
California State University Trustees,
Systemwide Revenue	5.00	11/1/27	85,000		85,510
California Statewide Communities
Development Authority,
Revenue (American Baptist Homes of
the West)	5.00	10/1/45	3,550,000		3,867,228
California Statewide Communities
Development Authority,
Revenue (Baptist University)	5.00	11/1/32	1,855,000	[b]	2,036,697
California Statewide Communities
Development Authority,
Revenue (Baptist University)	5.00	11/1/41	700,000	[b]	756,196
California Statewide Communities
Development Authority,
Revenue (Buck Institute for Research
on Aging) (Insured; Assured Guaranty
Municipal Corp.)	5.00	11/15/34	2,390,000		2,690,543
California Statewide Communities
Development Authority,
Revenue (Cottage Health System
Obligated Group)	5.25	11/1/30	3,750,000		4,022,250
California Statewide Communities
Development Authority,
Revenue (Cottage Health System
Obligated Group)	5.00	11/1/40	11,940,000		12,574,730
California Statewide Communities
Development Authority,
Revenue (Cottage Health System
Obligated Group)	5.00	11/1/43	4,000,000		4,401,120
California Statewide Communities
Development Authority,
Revenue (Henry Mayo Newhall
Memorial Hospital) (Insured; Assured
Guaranty Municipal Corp.)	5.25	10/1/43	2,100,000		2,327,430
California Statewide Communities
Development Authority,
Revenue (John Muir Health)	5.00	8/15/41	1,200,000		1,347,504
California Statewide Communities
Development Authority,
Revenue (Kaiser Permanente)	5.00	4/1/42	3,000,000		3,283,080

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.1% (continued)
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.00	12/1/36	5,250,000	[b]	5,615,347
California Statewide Communities
Development Authority,
Revenue (University of California,
Irvine East Campus Apartments)	5.00	5/15/40	3,000,000		3,334,140
California Statewide Communities
Development Authority,
Student Housing Revenue (University
of California Irvine Campus Apartments
Phase IV)	5.00	5/15/42	4,000,000		4,485,120
Carlsbad Unified School District,
GO	0/6.00	5/1/34	5,000,000	[a]	5,633,150
Escondido Union High School District,
GO	0.00	8/1/46	3,000,000	[c]	908,610
Foothill/Eastern Transportation Corridor
Agency,
Senior Lien Toll Road Revenue
(Insured; Assured Guaranty Municipal
Corp.)	0.00	1/15/35	10,000,000	[c]	4,992,900
Fresno Joint Powers Financing Authority,
Lease Revenue (Master Lease Project)
(Insured; Assured Guaranty Municipal
Corporation)	5.00	4/1/35	1,000,000		1,134,940
Fresno Joint Powers Financing Authority,
Lease Revenue (Master Lease Project)
(Insured; Assured Guaranty Municipal
Corporation)	5.00	4/1/37	850,000		958,299
Golden State Tobacco Securitization
Corporation,
Enhanced Tobacco Settlement Asset-
Backed Bonds (Insured; Assured
Guaranty Municipal Corp.)	4.55	6/1/22	1,725,000		1,737,886
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/29	6,000,000		6,868,620
Golden State Tobacco Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/33	19,575,000		19,599,273
Grossmont Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/21	4,375,000	[c]	4,095,919
Grossmont Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/22	4,605,000	[c]	4,190,228

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.1% (continued)
Grossmont Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/23	4,850,000	[c]	4,276,051
Grossmont Union High School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/26	3,265,000	[c]	2,562,568
Imperial Irrigation District,
Electric System Revenue	5.00	11/1/37	2,500,000		2,836,325
Imperial Irrigation District,
Electric System Revenue	5.00	11/1/38	1,800,000		2,036,610
Irvine Community Facilities District
Number 2013-3 Improvement Area
Number 1,
Special Tax Revenue (Great Park)	5.00	9/1/44	2,500,000		2,699,650
Irvine Unified School District,
Special Tax	5.00	9/1/42	1,000,000		1,110,920
Irvine Unified School District,
Special Tax	5.00	9/1/42	400,000		444,368
Irvine Unified School District,
Special Tax	5.00	9/1/42	1,000,000		1,110,920
Jurupa Public Financing Authority,
Special Tax Revenue	5.00	9/1/42	3,420,000		3,793,361
Lancaster Redevelopment Agency,
Successor Agency Tax Allocation (Comb
Redevelopment Project Areas)
(Insured; Assured Guaranty Municipal
Corporation)	5.00	8/1/33	1,200,000		1,381,116
Long Beach,
Harbor Revenue	5.00	5/15/42	3,500,000		3,979,395
Los Angeles Community Facilities District
Number 4,
Special Tax Revenue (Playa Vista-Phase
1)	5.00	9/1/29	1,190,000		1,347,556
Los Angeles Community Facilities District
Number 4,
Special Tax Revenue (Playa Vista-Phase
1)	5.00	9/1/30	1,110,000		1,249,238
Los Angeles County Public Works
Financing Authority,
LR	5.00	12/1/45	4,000,000		4,490,400
Los Angeles County Regional Financing
Authority,
Revenue (MonteCedro Inc. Project)	5.00	11/15/44	2,000,000		2,218,600
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.25	5/15/26	5,000,000		5,388,800
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.00	5/15/29	3,915,000		4,195,705

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.1% (continued)
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.25	5/15/29	16,090,000		16,814,050
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.00	5/15/35	25,000,000		26,758,750
Los Angeles Department of Airports,
Senior Revenue (Los Angeles
International Airport)	5.00	5/15/38	3,500,000		3,873,835
Los Angeles Department of Airports,
Subordinate Revenue (Los Angeles
International Airport)	5.00	5/15/38	4,500,000		5,069,610
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	10,000,000		10,521,100
Los Angeles Harbor Department,
Revenue	4.00	8/1/39	10,000,000		10,435,600
Los Angeles Harbor Department,
Revenue	5.00	8/1/39	2,050,000		2,315,619
Los Angeles Unified School District,
GO	5.00	7/1/28	3,000,000		3,580,680
Metropolitan Water District of Southern
California,
Water Revenue	5.00	10/1/34	5,000,000		5,555,850
Metropolitan Water District of Southern
California,
Water Revenue	5.00	1/1/39	5,000,000		5,145,050
Metropolitan Water District of Southern
California,
Water Revenue	5.00	7/1/40	2,000,000		2,292,540
Murrieta Valley Unified School District,
GO (Insured; National Public Finance
Guarantee Corp.)	0.00	9/1/21	4,950,000	[c]	4,610,826
North Natomas Community Facilities
District Number 4,
Special Tax Bonds	5.25	9/1/26	2,760,000		3,164,368
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.50	7/1/21	340,000	[d]	383,945
Northern California Transmission
Agency,
Revenue (California-Oregon
Transmission Project)	5.00	5/1/38	1,565,000		1,779,170
Northern California Transmission
Agency,
Revenue (California-Oregon
Transmission Project)	5.00	5/1/39	1,500,000		1,702,950

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.1% (continued)
Norwalk-La Mirada Unified School
District,
GO (Insured; Assured Guaranty Corp.)	0.00	8/1/38	5,645,000	[c]	2,402,738
Oakland Redevelopment Successor
Agency,
Subordinated Tax Allocation Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	9/1/36	3,000,000		3,317,400
Oakland Unified School District,
GO	5.00	8/1/40	3,500,000		3,932,425
Orange County Community Facilities
District,
Special Tax Revenue (Escencia Village
Improvement Area #1)	5.00	8/15/42	3,000,000		3,332,730
Orange County Community Facilities
District,
Special Tax Revenue (Escencia Village
Improvement Area #1)	5.00	8/15/47	1,000,000		1,106,340
Orange County Community Facilities
District Number 2016-1,
Special Tax Revenue (Village of
Escencia)	5.00	8/15/41	6,000,000		6,575,340
Palomar Community College District,
GO	0/6.38	8/1/45	16,615,000	[a]	12,676,082
Palomar Health,
Revenue	5.00	11/1/26	1,845,000		2,087,027
Palomar Health,
Revenue, Refunding (Palomar Health
and Arch Health Partners)	5.00	11/1/42	5,000,000		5,418,050
Peralta Community College District,
GO (Dedicated Unlimited Ad Valorem
Property Tax Bonds)	4.00	8/1/39	5,000,000		5,145,400
Pomona Redevelopment Agency,
Tax Allocation Revenue (West Holt
Avenue Redevelopment Project)	5.50	5/1/32	3,000,000		3,672,690
Pomona Unified School District,
GO (Insured; Build America Mutual
Assurance Company)	5.00	8/1/39	2,000,000		2,216,980
Sacramento County,
Airport System Senior Revenue	5.13	7/1/25	5,890,000		5,963,154
Sacramento County,
Airport System Senior Revenue	5.00	7/1/41	3,250,000		3,679,780
Sacramento County Sanitation Districts
Financing Authority,
Revenue (Sacramento Regional County
Sanitation District)	5.00	12/1/26	7,000,000		7,794,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.1% (continued)
Sacramento County Water Financing
Authority,
Revenue (Sacramento County Water
Agency Zones 40 and 41 Water System
Project) (Insured; National Public
Finance Guarantee Corp.)	5.00	6/1/25	5,000,000		5,014,400
Sacramento Municipal Utility District,
Electric Revenue	5.00	8/15/28	1,845,000		2,044,389
San Diego Association of Governments,
South Bay Expressway Toll Revenue,
Refunding	5.00	7/1/38	2,000,000		2,300,520
San Diego Association of Governments,
South Bay Expressway Toll Revenue,
Refunding	5.00	7/1/42	4,000,000		4,576,640
San Diego County Regional Airport
Authority,
Revenue, Refunding	5.00	7/1/42	3,000,000		3,414,330
San Diego County Regional Airport
Authority,
Subordinate Airport Revenue	5.00	7/1/34	3,000,000		3,206,700
San Diego County Regional
Transportation Commission,
Sales Tax Revenue	5.00	4/1/44	10,000,000		11,329,500
San Francisco City & County Commission
International Airport,
Revenue, Refunding	5.00	5/1/47	10,000,000		11,309,200
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport)	5.00	5/1/28	2,000,000		2,234,280
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport)	5.00	5/1/29	2,000,000		2,233,420
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport)	5.00	5/1/29	1,000,000		1,183,550
San Francisco City and County Airport
Commission,
Second Series Revenue (San Francisco
International Airport)	5.00	5/1/32	1,000,000		1,171,470
San Francisco City and County Public
Utilities Commission,
San Francisco Water Revenue	5.00	11/1/37	10,000,000		11,108,000
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission Bay
South Public Improvements)	0.00	8/1/21	500,000	[c]	414,495

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.1% (continued)
San Joaquin Hills Transportation Corridor
Agency,
Senior Lien Toll Road Revenue	5.00	1/15/50	5,000,000	5,428,800
San Jose Airport,
Revenue	5.00	3/1/42	2,550,000	2,906,388
Santa Margarita Water District
Community Facilities District Number
2013-1,
Special Tax Revenue (Village of
Sendero)	5.63	9/1/43	7,000,000	7,642,950
Santa Margarita Water District
Community Facilities District Number
99-1,
Special Tax Revenue (Talega)	5.00	9/1/27	1,945,000	2,190,206
South Orange County Public Financing
Authority,
Special Tax Senior Lien Revenue
(Ladera Ranch)	5.00	8/15/29	1,500,000	1,642,950
South Orange County Public Financing
Authority,
Special Tax Senior Lien Revenue
(Ladera Ranch)	5.00	8/15/30	1,000,000	1,092,860
Southern California Public Power
Authority,
Revenue (Linden Wind Energy Project)	5.00	7/1/28	3,145,000	3,385,593
Southern California Public Power
Authority,
Revenue (Linden Wind Energy Project)	5.00	7/1/29	2,230,000	2,399,525
Southern California Public Power
Authority,
Revenue (Milford Wind Corridor Phase
I Project)	5.00	7/1/29	11,865,000	12,576,307
Southern California Public Power
Authority,
Revenue (Windy Point/Windy Flats
Project)	5.00	7/1/27	13,765,000	14,824,630
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/25	1,620,000	1,820,605
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/26	1,115,000	1,251,588
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/38	2,500,000	2,772,775
Successor Agency to the Redevelopment
Agency of the City and County of San
Francisco,
Tax Allocation Revenue (Mission Bay
North Redevelopment Project)	5.00	8/1/36	1,555,000	1,757,539

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.1% (continued)
Successor Agency to the Redevelopment
Agency of the City and County of San
Francisco,
Tax Allocation Revenue (Mission Bay
South Redevelopment Project)
(Insured; National Public Finance
Guarantee Corp.)	5.00	8/1/41	1,750,000		1,961,505
Successor Agency to the Redevelopment
Agency of the City and County of San
Francisco,
Tax Allocation Revenue (Mission Bay
South Redevelopment Project)
(Insured; National Public Finance
Guarantee Corp.)	5.00	8/1/43	1,100,000		1,228,667
Successor Agency to the Redevelopment
Agency of the City of Pittsburg,
Subordinate Tax Allocation Revenue
(Los Medanos Community
Development Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	9/1/28	3,000,000		3,466,560
Tender Option Bond Trust Receipts
(Series 2016-XM0375), 06/01/39,
(Riverside County Transportation
Commission, Sales Tax Revenue) Non-
recourse	5.25	6/1/21	7,500,000	[b,e]	8,735,812
Tender Option Bond Trust Receipts
(Series 2016-XM0379), 07/01/43,
(Los Angeles Department of Water and
Power, Water System Revenue) Non-
recourse	5.00	7/1/20	12,000,000	[b,e]	13,232,340
Tobacco Securitization Authority,
North Tobacco Settlement Revenue
(Capital Appreciation-2nd Sub-Asset
Backed C)	0.00	6/1/45	66,760,000	[c]	6,592,550
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed
Bonds (San Diego County Tobacco
Asset Securitization Corporation)	4.75	6/1/25	840,000		841,806
Tobacco Securitization Authority of
Southern California,
Tobacco Settlement Asset-Backed
Bonds (San Diego County Tobacco
Asset Securitization Corporation)	5.13	6/1/46	8,850,000		8,865,222
Torrance,
Revenue (Torrance Memorial Medical
Center)	5.00	9/1/40	3,000,000		3,142,620
Turlock Irrigation District,
First Priority Subordinated Revenue	5.00	1/1/36	4,415,000		5,054,822

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.8% (continued)
California - 99.1% (continued)
Turlock Irrigation District,
Revenue	5.00	1/1/25	1,255,000	1,331,643
Turlock Irrigation District,
Revenue	5.00	1/1/26	25,000	26,518
University of California,
Systemwide Revenue	5.00	11/1/38	5,000,000	5,782,800
University of California Regents,
General Revenue	5.25	5/15/30	3,000,000	3,504,990
University of California Regents,
Limited Project Revenue	5.00	5/15/42	10,000,000	10,986,900
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	10,000,000	11,176,000
University of California Regents,
Medical Center Pooled Revenue	4.00	5/15/44	3,000,000	3,067,440
Upland,
COP, Refunding (San Antonio Regional
Hospital)	5.00	1/1/47	3,000,000	3,305,820
Walnut Energy Center Authority,
Revenue	5.00	1/1/27	3,150,000	3,672,522
Wiseburn School District,
GO	0.00	8/1/37	6,400,000 [c]	3,000,640
				919,052,482
U.S. Related - .7%
Puerto Rico Highway and Transportation
Authority,
Highway Revenue (Insured; Assured
Guaranty Municipal Corporation)	5.25	7/1/34	5,905,000	6,406,216
Total Investments (cost $886,645,859)			99.8%	925,458,698
Cash and Receivables (Net)			0.2%	1,618,146
Net Assets			100.0%	927,076,844

[a] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, these securities were valued at $52,892,703 or 5.71% of net assets.
[c] Security issued with a zero coupon. Income is recognized through the accretion of discount.
[d] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[e] Collateral for floating rate borrowings.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Bond Fund
February 28, 2018 (Unaudited)

The following is a summary of the inputs used as of February 28, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	925,458,698	-	925,458,698
Liabilities ($)
Floating Rate Notes††	-	(9,750,000)	-	(9,750,000)

†	See Statement of Investments for additional detailed categorizations.
††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At February 28, 2018, accumulated net unrealized appreciation on investments was $38,812,839, consisting of $45,353,936 gross unrealized appreciation and $6,541,097 gross unrealized depreciation.

At February 28, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)